Derivatives and Hedge Accounting Activities (Schedule of Amounts Recorded on Balance Sheet Related to Cumulative Basis Adjustments for Fair Value Hedges) (Detail) - Designated as Hedging Instrument - Fair Value Hedging - Long-term Debt - USD ($)
$ in Millions
		Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Carrying Amount of the Hedged Asset (Liability)	[1]	$ (1,156)	$ (1,631)
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged (Liabilities)	[2]	$ (6)
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets	[2]		$ 20

[1]	Includes $(396) million and $(892) million related to discontinued hedging relationships at September 30, 2019 and December 31, 2018, respectively.
[2]	Includes $4 million and $8 million of hedging adjustments on discontinued hedging relationships at September 30, 2019 and December 31, 2018, respectively.